P 2/14/02

CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

FEB 14 2001

01074664

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Capital Research and Management Company
Address: 333 South Hope Street, 55th Floor
Los Angeles, California 90071-1447

Form 13F File Number: 28-157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul G. Haaga, Jr.
Title: Executive Vice President
Phone: 213/486-9216

Signature, Place, and Date of Signing:

PROCESSED
FEB 27 2002
THOMSON FINANCIAL

Paul G. Haaga, Jr.*	Los Angeles, California	2/13/01
[Signature]	[City, State]	[Date]

*By: /s/James P. Ryan

James P. Ryan
Attorney-in-fact

Signed pursuant to a Power of Attorney dated December 19, 2000 included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Research and Management Company on February 9, 2001 with respect to 3COM Corporation Information Services, Inc.

CONFIDENTIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-218	The Capital Group Companies, Inc.

CONFIDENTIAL

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $2616726
(thousands)

Pursuant to regulation section 240.24b-2, certain confidential material has been filed with the Secretary of the Securities and Exchange Commission for non-public treatment.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1	28-218	The Capital Group Companies, Inc.

COLUMN 1 & COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7*	COLUMN 8		
NAME OF ISSUER/TITLE OF CLASS (COMMON UNLESS OTHERWISE INDICATED)	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MGRS	SOLE	SHARED	NONE
ACLARA BIOSCIENCES INC	00461P106	$ 10039	923100	SH		DEFINED	1			923100
ADOLOR CORP	00724X102	14439	656300	SH		DEFINED	1			656300
ALEXION PHARMACEUTICALS INC	015351109	59743	920000	SH		DEFINED	1			920000
ALPHA INDUSTRIES INC	020753109	16650	450000	SH		DEFINED	1			450000
AMER FINANCIAL GROUP	025932104	40596	1528300	SH		DEFINED	1			1528300
AMERICA ONLINE LATIN AMERICA INC CL A	02365B100	13034	4850000	SH		DEFINED	1			4850000
AMERICAN MEDICAL SYSTEMS HLDGS	02744M108	5278	332500	SH		DEFINED	1			332500
AMKOR TECHNOLOGIES INC	031652100	4112	265000	SH		DEFINED	1			265000
AT&T LATIN AMERICA CORP CL A	04649A106	893	324700	SH		DEFINED	1			324700
AUTOBYTEL.COM	05275N106	3300	1320000	SH		DEFINED	1			1320000
BARRETT RESOURCES	068480201	12783	225000	SH		DEFINED	1			225000
BROADCOM CORP CL A	111320107	2100	25000	SH		DEFINED	1			25000
CALIFORNIA PIZZA KITCHEN INC	13054D109	5085	180000	SH		DEFINED	1			180000
CARREKER CORP	144433109	15638	450000	SH		DEFINED	1			450000
CATHAY BANCORP INC	149150104	3752	63600	SH		DEFINED	1			63600
CELL THERAPEUTICS INC	150934107	65115	1445000	SH		DEFINED	1			1445000
CMGI INC	125750109	13984	2500000	SH		DEFINED	1			2500000
COLUMBIA BANKING SYSTEM INC	197236102	458	29400	SH		DEFINED	1			29400
COMPUTER ACCESS TECHNOLOGY CORP	204853105	2563	250000	SH		DEFINED	1			250000
COORS ADOLPH CL B	217016104	199175	2480000	SH		DEFINED	1			2480000
CORILLIAN CORP	218725109	4280	356700	SH		DEFINED	1			356700
CORVAS INTL INC	221005101	14519	1010000	SH		DEFINED	1			1010000
COSINE COMMUNICATIONS INC	221222102	7849	565700	SH		DEFINED	1			565700
COSTAR GROUP INC	22160N109	11222	475000	SH		DEFINED	1			475000
DDI CORP	233162106	8175	300000	SH		DEFINED	1			300000
DIGITALTHINK INC	25388M100	17081	1001100	SH		DEFINED	1			1001100
DIGITAS INC	25388K104	6581	1300000	SH		DEFINED	1			1300000
EDUCATION MANAGEMENT CORP	28139T101	17893	500500	SH		DEFINED	1			500500
EQUINIX INC	29444U106	16959	3876300	SH		DEFINED	1			3876300
FIRST REPUBLIC BANK	336158100	3152	95500	SH		DEFINED	1			95500
FIRSTFED FINL CORP	337907109	7593	235000	SH		DEFINED	1			235000
GULF CANADA RES C$	40218L305	115333	22596201	SH		DEFINED	1			22596201
HARVARD BIOSCIENCE INC	416906105	4938	500000	SH		DEFINED	1			500000
HOMESTORE.COM	437852106	107212	5327300	SH		DEFINED	1			5327300
HOTJOBS.COM LTD	441474103	39622	3464200	SH		DEFINED	1			3464200
HUDSON UNITED BANCORP	444165104	6417	306500	SH		DEFINED	1			306500
I-MANY INC	44973Q103	8925	717600	SH		DEFINED	1			717600
IMAGICTV INC US$	45247E107	3135	570000	SH		DEFINED	1			570000
IMPSAT FIBER NETWORKS	45321T103	2188	500000	SH		DEFINED	1			500000
INSPIRE PHARMACEUTICALS INC	457733103	14139	542500	SH		DEFINED	1			542500
KANA COMMUNICATIONS	483600102	34582	3007100	SH		DEFINED	1			3007100
MANULIFE FINANCIAL CORP US$	56501R106	286210	9122225	SH		DEFINED	1			9122225
MATRIXONE INC	57685P304	40682	2236800	SH		DEFINED	1			2236800
NETRATINGS INC	64116M108	3446	234600	SH		DEFINED	1			234600
OMNISKY CORP	68213L103	8459	1017600	SH		DEFINED	1			1017600

OPNET TECHNOLOGIES INC	683757108	15070	1000500	SH	DEFINED	1	1000500
OPTICAL COMMUNICATION PRODUCTS CL A	68382T101	9448	839800	SH	DEFINED	1	839800
PATTERSON DENTAL CO	703412106	20325	600000	SH	DEFINED	1	600000
PLEXUS CORP	729132100	21577	710000	SH	DEFINED	1	710000
PROSOFTTRAINING.COM	743477101	4304	355000	SH	DEFINED	1	355000
PROVIDIAN CV NT 3.25% 8/15/05	74406AAA0	11991	$12500000	PRN	DEFINED	1	$12500000
QUORUM HEALTH GROUP INC	749084109	36461	2315000	SH	DEFINED	1	2315000
RETEK INC	76128Q109	81236	3332770	SH	DEFINED	1	3332770
ROHM & HAAS CO	775371107	10894	300000	SH	DEFINED	1	300000
SCIENT CORP	80864H109	4198	1291800	SH	DEFINED	1	1291800
SEMTECH CORP CV SUB NT 4.5% 02/01/07	816850AD3	7413	$10000000	PRN	DEFINED	1	$10000000
SENSORMATIC ELECTRONICS CORP	817265101	15143	754775	SH	DEFINED	1	754775
SILICON LABORATORIES	826919102	15245	1060500	SH	DEFINED	1	1060500
STRATOS LIGHTWAVE INC	863100103	5119	300000	SH	DEFINED	1	300000
SUN MICROSYSTEMS	866810104	55750	2000000	SH	DEFINED	1	2000000
SYNGENTA AG ADR	87160A100	7277	665359	SH	DEFINED	1	665359
TAIWAN SEMICONDUCTOR MFG CO SPON ADR	874039100	56615	3282050	SH	DEFINED	1	3282050
TAKE-TWO INTERACTIVE SOFTWARE	874054109	7475	650000	SH	DEFINED	1	650000
TARGET CORP	87612E106	103523	3210000	SH	DEFINED	1	3210000
TERRA NETWORKS SA SPONSERED ADR	88100W103	188192	17816960	SH	DEFINED	1	17816960
TICKETMASTER ONLINE-CITYSEARCH INC CL B	88633P203	40703	4860000	SH	DEFINED	1	4860000
TRANSGENOMIC INC	89365K206	9188	875000	SH	DEFINED	1	875000
ULTICOM INC	903844108	8686	255000	SH	DEFINED	1	255000
VIVENDI UNIVERSAL ADR	92851S204	515807	7897520	SH	DEFINED	1	7897520
WEBMD CORPORATION	94769M105	43656	5500000	SH	DEFINED	1	5500000
WILLIAMS COMMUNICATIONS GROUP INC	969455104	38575	3283000	SH	DEFINED	1	3283000
WILSON GREATBATCH TECH	972232102	3531	125000	SH	DEFINED	1	125000
	GRAND $	2616726					

* INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC FOR ALL PURPOSES OTHER THAN FORM 13F

CONFIDENTIAL